Financial assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at FVTPL
Summary of financial assets at fair value through profit or loss

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Non-current
–Investment in a listed company (Note (i))	56,919	36,774
–Investments in private funds (Note (ii))	—	151,309
	56,919	188,083
Current
–Non-equity investments (Note (iii))	1,685,146	144,252
	1,742,065	332,335

Notes:

(i)	In June 2024, the Company committed to subscribe 4,416,000 ordinary shares of a listed company with a total consideration of USD20.0 million, or USD4.53 per share. The Group paid the subscription consideration and received the shares in July 2024. The investment was initially recorded at USD20.0 million (equivalent to RMB138.7 million) and subsequently measured at fair value. The Company recognized losses of USD11.9 million (equivalent to RMB84.6 million) and USD2.7 million (equivalent to RMB19.2 million) relating to this investment in fair value changes for the years ended December 31, 2024 and 2025, respectively.
(ii)	In 2025, the Group invested in two private funds in Chinese Mainland with total consideration of RMB81.9 million and one overseas private fund with consideration of USD10.0 million (equivalent to RMB70.3 million), respectively. The Group didn’t have any control over these funds and these investments were measured at fair value with changes recorded through profit or loss, which was inconsequential for the year ended December 31, 2025.
(iii)	The non-equity investments represent wealth management products issued by banks with variable returns. The variable returns of these wealth management products are determined by the performance of underlying assets including government bonds and money market funds. These financial assets are measured at fair value with changes recorded through profit or loss.